Intangible assets excluding goodwill - Expected useful lives of intangible assets excluding goodwill (Detail)	12 Months Ended
Dec. 31, 2018
Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	2-20
Capitalised development expenditure [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3-7
Computer software [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1-10
Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	2-25
Other intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1-10
Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3-20